Investments in Associates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Disclosure of associates [Line Items]
Acquisition cost		₩ 2,338,421		₩ 2,240,761
Book value
Beginning balance		3,837,421		4,092,252
Acquisition		82,283		85,509
Disposal		0		(9,933)
Dividends received		(73,049)		(32,065)
Share of income (loss)		216,009		(212,629)
Other comprehensive income (loss)		14,148		(94,337)
Others (book value)		(11,992)		8,624
Ending balance		₩ 4,064,820		₩ 3,837,421
Korea Gas Corporation
Disclosure of associates [Line Items]
Key operation activities	[1]	Importing and wholesaling LNG		Importing and wholesaling LNG
Location	[1]	KOREA		KOREA
Percentage of ownership	[1],[2]	20.47%		20.47%
Acquisition cost	[1]	₩ 94,500		₩ 94,500
Book value
Beginning balance		1,618,868	[1]	1,933,877
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		107,952		(242,232)
Other comprehensive income (loss)		(24,843)		(72,648)
Others (book value)		(129)		(129)
Ending balance	[1]	1,701,848		1,618,868
The fair value of associates	[3]	910,980		804,195
Share in net assets		1,834,141		1,755,887
Total assets		39,689,692	[4]	37,139,439
Total liabilities		31,186,488	[4]	28,999,025
Net assets		8,503,204		8,140,414
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(132,293)		(137,019)
Sales of Associates		26,185,038	[4]	22,172,305
Profit (loss) for the period of Associates		₩ 523,480	[4]	₩ (1,205,110)
Korea Electric Power Industrial Development Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Electricity metering and others		Electricity metering and others
Location		KOREA		KOREA
Percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 4,727		₩ 4,727
Book value
Beginning balance		21,838		20,475
Acquisition		0		0
Disposal		0		0
Dividends received		(1,872)		(2,061)
Share of income (loss)		2,584		3,428
Other comprehensive income (loss)		(102)		102
Others (book value)		(610)		(106)
Ending balance		21,838		21,838
The fair value of associates		33,609		38,667
Share in net assets		21,838		21,838
Total assets		144,425		155,033
Total liabilities		69,123		79,730
Net assets		75,302		75,303
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		325,694		334,547
Profit (loss) for the period of Associates		₩ 9,987		₩ 16,126
YTN Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Broadcasting		Broadcasting
Location		KOREA		KOREA
Percentage of ownership	[2]	21.43%		21.43%
Acquisition cost		₩ 59,000		₩ 59,000
Book value
Beginning balance		40,606		38,156
Acquisition		0		0
Disposal		0		0
Dividends received		(180)		(135)
Share of income (loss)		545		1,095
Other comprehensive income (loss)		(186)		929
Others (book value)		(447)		561
Ending balance		40,338		40,606
The fair value of associates		18,900		18,855
Share in net assets		40,346		40,624
Total assets		286,964		298,122
Total liabilities		98,682		108,554
Net assets		188,282		189,568
Investment differential		0		0
Intercompany transaction		(6)		(18)
Others (consolidated FS)		(2)		0
Sales of Associates		132,382		131,080
Profit (loss) for the period of Associates		₩ 1,587		₩ 3,638
Cheongna Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Generating and distributing vapor and hot/cold water		Generating and distributing vapor and hot/cold water
Location		KOREA		KOREA
Percentage of ownership	[2]	43.90%		43.90%
Acquisition cost		₩ 48,353		₩ 48,353
Book value
Beginning balance		8,337		12,373
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(4,872)		(4,036)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		3,465		8,337
Share in net assets		1,015		5,893
Total assets		431,234		461,958
Total liabilities		428,921		448,535
Net assets		2,313		13,423
Investment differential		2,584		2,584
Intercompany transaction		(134)		(140)
Others (consolidated FS)		0		0
Sales of Associates		64,594		56,533
Profit (loss) for the period of Associates		₩ (11,110)		₩ (9,203)
Gangwon Wind Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities	[5]	Power generation		Power generation
Location	[5]	KOREA		KOREA
Percentage of ownership	[2],[5]	15.00%		15.00%
Acquisition cost	[5]	₩ 5,725		₩ 5,725
Book value
Beginning balance		13,855	[5]	13,069
Acquisition		0		0
Disposal		0		0
Dividends received		(2,272)		(852)
Share of income (loss)		1,637		1,638
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance	[5]	13,220		13,855
Share in net assets		13,171		13,806
Total assets		89,614		94,281
Total liabilities		1,805		2,243
Net assets		87,809		92,038
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		49		49
Sales of Associates		25,407		25,963
Profit (loss) for the period of Associates		₩ 10,926		₩ 11,121
Hyundai Green Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 88,885		₩ 88,885
Book value
Beginning balance		114,806		115,998
Acquisition		0		0
Disposal		0		0
Dividends received		(8,889)		(8,889)
Share of income (loss)		21,243		7,697
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		127,160		114,806
Share in net assets		127,160		114,806
Total assets		1,127,220		1,150,729
Total liabilities		688,738		754,846
Net assets		438,482		395,883
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		501,798		477,373
Profit (loss) for the period of Associates		₩ 66,925		₩ 26,543
Shareholders' agreements that may cause future economic resource or cash outflows		As of December 31, 2018, Hyundai Green Power Co., Ltd., an associate of the Company, which engages in the byproduct gas power generating business, entered into a project financing agreement with a limit of W852.1 billion with Korea Development Bank and others. At a certain period in the future, the Company has call option against the financial investors (Korea Development Bank and others) and also has an obligation to purchase its shares when claimed by the financial investors. At a certain period in the future, the Company has put option against Hyundai Steel Company and a third party designated by Hyundai Steel Company (collectively, "Hyundai Steel Company"), the operating investor of Hyundai Green Power Co., Ltd., according to the conditions of the agreement and also has an obligation to sell its shares upon request from Hyundai Steel Company.		As of December 31, 2017, Hyundai Green Power Co., Ltd., an associate of the Company, which engages in the byproduct gas power generating business, entered into a project financing agreement with a limit of KRW919.2 billion with Korea Development Bank and others. At a certain period in the future, the Company has an appraisal right against the financial investors (Korea Development Bank and others) and also has an obligation to sell its shares when claimed by the financial investors. At a certain period in the future, the Company has an appraisal right against Hyundai Steel Company and a third party designated by Hyundai Steel Company (collectively, "Hyundai Steel Company"), the operating investor of Hyundai Green Power Co., Ltd., according to the conditions of the agreement and also has an obligation to sell its shares when claimed by Hyundai Steel Company.
Korea Power Exchange
Disclosure of associates [Line Items]
Key operation activities	[6]	Management of power market and others		Management of power market and others
Location	[6]	KOREA		KOREA
Percentage of ownership	[2],[6]	100.00%		100.00%
Acquisition cost	[6]	₩ 127,839		₩ 127,839
Book value
Beginning balance		237,631	[6]	223,238
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		16,031		8,831
Other comprehensive income (loss)		0		0
Others (book value)		(1,860)		5,562
Ending balance	[6]	251,802		237,631
Share in net assets		251,802		237,631
Total assets		304,318		263,499
Total liabilities		52,516		25,868
Net assets		251,802		237,631
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		108,571		105,107
Profit (loss) for the period of Associates		₩ 16,031		₩ 8,831
AMEC Partners Korea Ltd.
Disclosure of associates [Line Items]
Key operation activities	[7]	Resources development		Resources development
Location	[7]	KOREA		KOREA
Percentage of ownership	[2],[7]	19.00%		19.00%
Acquisition cost	[7]	₩ 707		₩ 707
Book value
Beginning balance		215	[7]	225
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(6)		(10)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance	[7]	209		215
Share in net assets		209		215
Total assets		1,113		1,135
Total liabilities		14		4
Net assets		1,099		1,131
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		0		1
Profit (loss) for the period of Associates		₩ (26)		₩ (53)
Hyundai Energy
Disclosure of associates [Line Items]
Key operation activities		Power generation	[8]	Power generation	[9]
Location		KOREA	[8]	KOREA	[9]
Percentage of ownership	[2]	30.66%		30.66%	[9]
Acquisition cost		₩ 71,070	[8]	₩ 71,070	[9]
Book value
Beginning balance		0	[9]	1,031
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		(3,498)
Other comprehensive income (loss)		0		0
Others (book value)		0		2,467
Ending balance		0	[8]	0	[9]
Share in net assets		(26,285)		(16,921)
Total assets		470,818		474,939
Total liabilities		527,590		511,486
Net assets		(56,772)		(36,547)
Investment differential		0		0
Intercompany transaction		(996)		(1,037)
Others (consolidated FS)		27,281		17,958
Sales of Associates		101,998		92,992
Profit (loss) for the period of Associates		₩ (33,947)		₩ (43,317)
Shareholders' agreements that may cause future economic resource or cash outflows		The Company had placed guarantees for a fixed return on the investment to NH Power II Co., Ltd. and National Agricultural Cooperative Federation ("NACF") and had obtained the rights to acquire the investment securities in return preferentially. In addition, NH Power II Co., Ltd. and NACF have a right, which can be exercised for 30 days starting from 2 months to 1 month prior to 17 years after the termination date of the contract to sell their shares to the Company.		The Company had placed guarantees for a fixed return on the investment to NH Power II Co., Ltd. and National Agricultural Cooperative Federation ("NACF") and had obtained the rights to acquire the investment securities in return preferentially. In addition, NH Power II Co., Ltd. and NACF have a right, which can be exercised for 30 days starting from 2 months to 1 month prior to 17 years after the termination date of the contract to sell their shares to the Company.
Ecollite Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Artificial light-weight aggregate		Artificial light-weight aggregate
Location		KOREA		KOREA
Percentage of ownership	[2]	36.10%		36.10%
Acquisition cost		₩ 1,516		₩ 1,516
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		0
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		0		0
Share in net assets		589		614
Total assets		1,944		2,052
Total liabilities		312		352
Net assets		1,632		1,700
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(589)		(614)
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ (68)		₩ (121)
Taebaek Wind Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[2]	25.00%		25.00%
Acquisition cost		₩ 3,810		₩ 3,810
Book value
Beginning balance		5,319		4,750
Acquisition		0		0
Disposal		0		0
Dividends received		(196)		0
Share of income (loss)		542		569
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		5,665		5,319
Share in net assets		5,665		5,319
Total assets		36,986		39,227
Total liabilities		14,325		17,953
Net assets		22,661		21,274
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		8,233		7,056
Profit (loss) for the period of Associates		₩ 2,170		₩ 2,312
Shareholders' agreements that may cause future economic resource or cash outflows		In case non-controlling shareholders decide to dispose of their shares in Taebaek Wind Power Co., Ltd. after the warrant period of defect repair for wind power generator has expired, the Company acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with consideration of various factors such as financial status and business situation.		In case non-controlling shareholders decide to dispose of their shares in Taebaek Wind Power Co., Ltd. after the warrant period of defect repair for wind power generator has expired, the Company acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with consideration of various factors such as financial status and business situation.
Significant restrictions on its abilities		Financial institutions can reject or defer an approval with regard to the request for fund executions on subordinated loans of shareholders in order to pay senior loans based on the loan agreement.		Financial institutions can reject or defer an approval with regard to the request for fund executions on subordinated loans of shareholders in order to pay senior loans based on the loan agreement.
Taeback Guinemi Wind Power Co., Ltd. (formerly, Muju Wind Power Co., Ltd.)
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[2]	25.00%		25.00%
Acquisition cost		₩ 3,420		₩ 3,420
Book value
Beginning balance		3,089		3,131
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(520)		(42)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		2,569		3,089
Share in net assets		2,569		3,089
Total assets		10,929		12,369
Total liabilities		653		12
Net assets		10,276		12,357
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ (2,082)		₩ (140)
Pyeongchang Wind Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[2]	25.00%		25.00%
Acquisition cost		₩ 3,875		₩ 3,875
Book value
Beginning balance		4,136		3,383
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		1,283		753
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		5,419		4,136
Share in net assets		5,419		4,136
Total assets		82,038		77,152
Total liabilities		60,362		60,606
Net assets		21,676		16,546
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		12,615		11,907
Profit (loss) for the period of Associates		₩ 4,249		₩ 3,038
Shareholders' agreements that may cause future economic resource or cash outflows		In case non-controlling shareholders decide to dispose of their shares in Pyeongchang Wind Power Co., Ltd. after commercial operation of the power plant has started, the Company acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with the careful consideration of various factors such as financial status and business situation.		In case non-controlling shareholders decide to dispose of their shares in Pyeongchang Wind Power Co., Ltd. after commercial operation of the power plant has started, the Company acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with the careful consideration of various factors such as financial status and business situation.
Significant restrictions on its abilities		Principals on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.		Principals on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.
Daeryun Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities	[7]	Power generation		Power generation	[10]
Location	[7]	KOREA		KOREA	[10]
Percentage of ownership	[2],[7]	9.34%		13.13%	[10]
Acquisition cost	[7]	₩ 40,854		₩ 25,477	[10]
Book value
Beginning balance		25,113	[7],[10]	29,873
Acquisition		0	[11]	0
Disposal		0	[11]	0
Dividends received		0	[11]	0
Share of income (loss)		(189)	[11]	(4,762)
Other comprehensive income (loss)		184	[11]	0
Others (book value)		991	[11]	2
Ending balance	[7]	26,099	[11]	25,113	[10]
Share in net assets		26,919		24,095
Total assets		798,569		779,258
Total liabilities		510,358		655,377
Net assets		288,211		123,881
Investment differential		0		1,014
Intercompany transaction		0		0
Others (consolidated FS)		(820)		4
Sales of Associates		62,252		156,508
Profit (loss) for the period of Associates		₩ (4,958)		₩ (23,978)
Significant restrictions on its abilities		Principals on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.		Principals on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.
Changjuk Wind Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[2]	30.00%		30.00%
Acquisition cost		₩ 3,801		₩ 3,801
Book value
Beginning balance		7,515		6,930
Acquisition		0		0
Disposal		0		0
Dividends received		(416)		(111)
Share of income (loss)		987		696
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		8,086		7,515
Share in net assets		8,086		7,515
Total assets		33,148		35,794
Total liabilities		6,194		10,745
Net assets		26,954		25,049
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		7,929		6,981
Profit (loss) for the period of Associates		₩ 3,291		₩ 2,317
Significant restrictions on its abilities		Principals on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.		Principals on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.
KNH Solar Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[2]	27.00%		27.00%
Acquisition cost		₩ 1,296		₩ 1,296
Book value
Beginning balance		2,218		2,073
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		119		145
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		2,337		2,218
Share in net assets		2,337		2,218
Total assets		22,598		24,432
Total liabilities		13,942		16,215
Net assets		8,656		8,217
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		3,586		3,947
Profit (loss) for the period of Associates		₩ 439		₩ 628
Significant restrictions on its abilities		Principal and interest, dividends to shareholders cannot be paid without written consent of financial institutions.		Principal and interest, dividends to shareholders cannot be paid without written consent of financial institutions.
SPC Power Corporation
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		PHILIPPINES		PHILIPPINES
Percentage of ownership	[2]	38.00%		38.00%
Acquisition cost		₩ 20,635		₩ 20,635
Book value
Beginning balance		52,283		56,818
Acquisition		0		0
Disposal		0		0
Dividends received		(9,549)		(5,562)
Share of income (loss)		4,235		4,310
Other comprehensive income (loss)		10,578		(3,276)
Others (book value)		11		(7)
Ending balance		57,558		52,283
The fair value of associates		72,710		72,616
Share in net assets		79,336		52,283
Total assets		225,599		137,586
Total liabilities		16,819
Net assets		208,780		137,586
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(21,778)		0
Sales of Associates		50,317		68,149
Profit (loss) for the period of Associates		₩ 37,355		₩ 37,395
Gemeng International Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		CHINA		CHINA
Percentage of ownership	[2]	34.00%		34.00%
Acquisition cost		₩ 413,153		₩ 413,153
Book value
Beginning balance		649,973		680,065
Acquisition		0		0
Disposal		0		0
Dividends received		(11,246)		(13,365)
Share of income (loss)		15,156		6,953
Other comprehensive income (loss)		(6,873)		(23,680)
Others (book value)		0
Ending balance		647,010		649,973
Share in net assets		930,028		649,973
Total assets		7,155,937		6,496,294
Total liabilities		4,420,561		4,584,608
Net assets		2,735,376		1,911,686
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(283,018)		0
Sales of Associates		1,921,367		1,334,833
Profit (loss) for the period of Associates		₩ 120,558		₩ 21,769
Shareholders' agreements that may cause future economic resource or cash outflows		Gemeng International Energy Co., Ltd., issued put options on 8% of its shares to its financial investors, KEPCO Woori Sprott PEF (NPS Co-Pa PEF). If the investment fund is not collected until the maturity date (December 25, 2023, two years extension is possible), PEF can exercise the option at strike price which is the same as a principal investment price (including operating fees ratio of below 1% per annum), and also, the Company provided a performance guarantee on this agreement.		Gemeng International Energy Co., Ltd., issued put options on 8% of its shares to its financial investors, KEPCO Woori Sprott PEF (NPS Co-Pa PEF). If the investment fund is not collected until the maturity date (December 25, 2023, two years extension is possible), PEF can exercise the option at strike price which is the same as a principal investment price (including operating fees ratio of below 1% per annum), and also, the Company provided a performance guarantee on this agreement.
PT. Cirebon Electric Power
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		INDONESIA		INDONESIA
Percentage of ownership	[2]	27.50%		27.50%
Acquisition cost		₩ 40,365		₩ 40,365
Book value
Beginning balance		97,410		96,658
Acquisition		0
Disposal		0
Dividends received		(4,432)		(550)
Share of income (loss)		9,385		10,685
Other comprehensive income (loss)		6,265		2,232
Others (book value)		0		(11,615)
Ending balance		108,628		97,410
Share in net assets		108,628		97,410
Total assets		876,069		903,429
Total liabilities		481,061		549,212
Net assets		395,008		354,217
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		274,962		280,452
Profit (loss) for the period of Associates		₩ 33,144		₩ 38,448
KNOC Nigerian East Oil
Disclosure of associates [Line Items]
Key operation activities	[12]	Resources development		Resources development
Location	[12]	NIGERIA		NIGERIA
Percentage of ownership	[2],[12]	14.63%		14.63%
Acquisition cost	[12]	₩ 12		₩ 12
Book value
Beginning balance		0	[12]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		2,615		(1,914)
Other comprehensive income (loss)		(471)		1,536
Others (book value)		(2,144)		378
Ending balance	[12]	0		0
Share in net assets		(10,706)		(12,850)
Total assets		78,841		241,808
Total liabilities		152,017		329,639
Net assets		(73,176)		(87,831)
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		10,706		12,850
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ (398)		₩ (10,754)
KNOC Nigerian West Oil
Disclosure of associates [Line Items]
Key operation activities	[12]	Resources development		Resources development
Location	[12]	NIGERIA		NIGERIA
Percentage of ownership	[2],[12]	14.63%		14.63%
Acquisition cost	[12]	₩ 12		₩ 12
Book value
Beginning balance		0	[12]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		2,342		(1,712)
Other comprehensive income (loss)		(414)		1,407
Others (book value)		(1,928)		305
Ending balance	[12]	0		0
Share in net assets		(9,835)		(11,763)
Total assets		70,437		147,185
Total liabilities		137,663		227,588
Net assets		(67,226)		(80,403)
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		9,835		11,763
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ (400)		₩ (9,768)
PT Wampu Electric Power
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		INDONESIA		INDONESIA
Percentage of ownership	[2]	46.00%		46.00%
Acquisition cost		₩ 21,292		₩ 21,292
Book value
Beginning balance		29,403		23,188
Acquisition		0
Disposal		0
Dividends received		0
Share of income (loss)		408		9,336
Other comprehensive income (loss)		1,286
Others (book value)		0		(3,121)
Ending balance		31,097		29,403
Share in net assets		31,097		29,403
Total assets		223,009		212,095
Total liabilities		155,406		148,177
Net assets		67,603		63,918
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		13,463		779
Profit (loss) for the period of Associates		₩ 4,624		₩ 8,114
PT. Bayan Resources TBK
Disclosure of associates [Line Items]
Key operation activities		Resources development		Resources development
Location		INDONESIA		INDONESIA
Percentage of ownership	[2]	20.00%		20.00%
Acquisition cost		₩ 615,860		₩ 615,860
Book value
Beginning balance		451,831		402,667
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(33,651)		34,122
Other comprehensive income (loss)		74,776		14,982
Others (book value)		18,690		60
Ending balance		511,646		451,831
The fair value of associates		1,017,601		558,267
Share in net assets		164,262		70,245
Total assets		1,388,199		908,106
Total liabilities		566,890		556,881
Net assets		821,309		351,225
Investment differential		423,763		482,109
Intercompany transaction		0		0
Others (consolidated FS)		(76,379)		(100,523)
Sales of Associates		1,707,387		811,515
Profit (loss) for the period of Associates		₩ 521,666		₩ 243,621
S-Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[2]	49.00%		49.00%
Acquisition cost		₩ 132,300		₩ 132,300
Book value
Beginning balance		116,945		123,912
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(2,326)		(6,982)
Other comprehensive income (loss)		0		0
Others (book value)		(53)		15
Ending balance		114,566		116,945
Share in net assets		116,293		118,780
Total assets		825,354		859,633
Total liabilities		588,022		617,224
Net assets		237,332		242,409
Investment differential		0		0
Intercompany transaction		(1,727)		(1,835)
Others (consolidated FS)		0		0
Sales of Associates		551,378		489,042
Profit (loss) for the period of Associates		₩ (6,185)		₩ (14,470)
Pioneer Gas Power Limited
Disclosure of associates [Line Items]
Key operation activities	[13]	Power generation		Power generation
Location	[13]	INDIA		INDIA
Percentage of ownership	[2],[13]	38.50%		38.50%
Acquisition cost	[13]	₩ 49,831		₩ 49,831
Book value
Beginning balance		38,659	[13]	50,740
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(17,684)		(11,119)
Other comprehensive income (loss)		(580)		(1,238)
Others (book value)		0		276
Ending balance	[13]	20,395		38,659
Share in net assets		(1,951)		16,314
Total assets		311,742		339,271
Total liabilities		316,810		296,898
Net assets		(5,068)		42,373
Investment differential		22,278		22,278
Intercompany transaction		0		0
Others (consolidated FS)		68		67
Sales of Associates		0		8,215
Profit (loss) for the period of Associates		₩ (45,934)		₩ (27,796)
Eurasia Energy Holdings
Disclosure of associates [Line Items]
Key operation activities		Power generation and resources development		Power generation and resources development
Location		RUSSIA		RUSSIA
Percentage of ownership	[2]	40.00%		40.00%
Acquisition cost		₩ 461		₩ 461
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		0
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		0		0
Share in net assets		(179)		(172)
Total assets		572		548
Total liabilities		1,020		978
Net assets		(448)		(430)
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		179		172
Sales of Associates		0		0
Profit (loss) for the period of Associates		0		0
Unrecognized equity interest		7		(22)
Accumulated unrecognized equity interest		₩ 179		₩ 172
Xe-Pian Xe-Namnoy Power
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		LAOS		LAOS
Percentage of ownership	[2]	25.00%		25.00%
Acquisition cost		₩ 84,374		₩ 71,481
Book value
Beginning balance		61,779		51,544
Acquisition		12,893		22,362
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(479)		(4,264)
Other comprehensive income (loss)		2,972		(7,863)
Others (book value)		0
Ending balance		77,165		61,779
Share in net assets		78,207		62,832
Total assets		1,015,013		858,789
Total liabilities		702,187		607,462
Net assets		312,826		251,327
Investment differential		253		74
Intercompany transaction		(1,006)		(838)
Others (consolidated FS)		(289)		(289)
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ (1,214)		₩ (16,677)
Hadong Mineral Fiber Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities	[7]	Recycling fly ashes		Recycling fly ashes
Location	[7]	KOREA		KOREA
Percentage of ownership	[2],[7]	8.33%		8.33%
Acquisition cost	[7]	₩ 50		₩ 50
Book value
Beginning balance		0	[7]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		0
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance	[7]	0		0
Share in net assets		(2)		(2)
Total assets		203		203
Total liabilities		231		231
Net assets		(28)		(28)
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		2		2
Sales of Associates		0		0
Profit (loss) for the period of Associates		0		(260)
Unrecognized equity interest		0		(3)
Accumulated unrecognized equity interest		₩ 2		₩ 2
Green Biomass Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities	[14]	Power generation		Power generation	[15]
Location	[14]	KOREA		KOREA	[15]
Percentage of ownership	[2],[14]	8.80%		8.80%	[15]
Acquisition cost	[14]	₩ 714		₩ 714	[15]
Book value
Beginning balance		208	[14],[15]	47
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(93)		(112)
Other comprehensive income (loss)		0		0
Others (book value)		0		273
Ending balance	[14]	115		208	[15]
Share in net assets		115		208
Total assets		4,411		6,379
Total liabilities		3,107		4,018
Net assets		1,304		2,361
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		909		2,337
Profit (loss) for the period of Associates		₩ (1,057)		₩ (956)
PT. Mutiara Jawa
Disclosure of associates [Line Items]
Key operation activities		Manufacturing and operating floating coal terminal		Manufacturing and operating floating coal terminal
Location		INDONESIA		INDONESIA
Percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 2,978		₩ 2,978
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		349		0
Other comprehensive income (loss)		16		0
Others (book value)		0		0
Ending balance		365		0
Share in net assets		365		(746)
Total assets		24,022		27,098
Total liabilities		22,763		29,670
Net assets		1,259		(2,572)
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		746
Sales of Associates		14,393		13,574
Profit (loss) for the period of Associates		3,917		3,455
Unrecognized equity interest		(746)		(1,159)
Accumulated unrecognized equity interest		₩ 0		₩ 746
Samcheok Eco Materials Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities	[16]	Recycling fly ashes		Recycling fly ashes
Location	[16]	KOREA		KOREA
Percentage of ownership	[2],[16]	2.35%		2.35%
Acquisition cost	[16]	₩ 686		₩ 686
Book value
Beginning balance		0	[16]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		0
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance	[16]	0		0
Share in net assets		505		551
Total assets		24,391		23,729
Total liabilities		2,921		270
Net assets		21,470		23,459
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(505)		(551)
Sales of Associates		4,135		15
Profit (loss) for the period of Associates		(1,836)		(541)
Unrecognized equity interest		1,285		0
Accumulated unrecognized equity interest		₩ 1,285		₩ 0
Shareholders' agreements that may cause future economic resource or cash outflows				The Company has the rights to purchase the stocks should preferred stockholders elect to sell their stocks on the expected sell date (3 years from preferred stock payment date) and is required to guarantee the promised yield when preferred stockholders sell their stocks.
Noeul Green Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 1,740		₩ 1,740
Book value
Beginning balance		2,067		1,217
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		5,687		850
Other comprehensive income (loss)		0		0
Others (book value)		261		0
Ending balance		8,015		2,067
Share in net assets		8,015		2,067
Total assets		147,886		127,980
Total liabilities		120,249		120,852
Net assets		27,637		7,128
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		58,686		43,099
Profit (loss) for the period of Associates		₩ 19,453		₩ 2,932
Naepo Green Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[2]	41.67%		25.00%
Acquisition cost		₩ 29,200		₩ 29,200
Book value
Beginning balance		20,598	[17]	25,438
Acquisition		0	[18]	0	[17]
Disposal		0	[18]	0	[17]
Dividends received		0	[18]	0	[17]
Share of income (loss)		(13,511)	[18]	(1,400)	[17]
Other comprehensive income (loss)		0	[18]	0	[17]
Others (book value)		(7,087)	[18]	(3,440)	[17]
Ending balance		0	[18]	20,598	[17]
Share in net assets		7,085		20,598
Total assets		93,194		121,375
Total liabilities		76,190		71,945
Net assets		17,004		49,430
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(7,085)		0
Sales of Associates		6,459		5,696
Profit (loss) for the period of Associates		₩ (6,623)		₩ (5,603)
Goseong Green Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities	[5]	Power generation		Power generation
Location	[5]	KOREA		KOREA
Percentage of ownership	[2],[5]	1.12%		1.12%
Acquisition cost	[5]	₩ 2,900		₩ 2,900
Book value
Beginning balance		2,597	[5]	2,663
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(138)		(66)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance	[5]	2,459		2,597
Share in net assets		2,590		2,676
Total assets		1,891,662		1,081,238
Total liabilities		1,659,415		841,330
Net assets		232,247		239,908
Investment differential		0		0
Intercompany transaction		(131)		(79)
Others (consolidated FS)		0		0
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ (7,323)		₩ (5,811)
Gangneung Eco Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities	[5]	Power generation		Power generation
Location	[5]	KOREA		KOREA
Percentage of ownership	[2],[5]	1.61%		1.61%
Acquisition cost	[5]	₩ 2,900		₩ 2,900
Book value
Beginning balance		2,583	[5]	2,646
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(88)		(63)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance	[5]	2,495		2,583
Share in net assets		2,615		2,681
Total assets		813,938		186,765
Total liabilities		651,621		20,344
Net assets		162,317		166,421
Investment differential		0		0
Intercompany transaction		(120)		(98)
Others (consolidated FS)		0		0
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ (4,194)		₩ (3,407)
Shin Pyeongtaek Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[2]	40.00%		40.00%
Acquisition cost		₩ 72,000		₩ 43,920
Book value
Beginning balance		34,903		0
Acquisition		28,080		43,880
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(2,946)		(10,998)
Other comprehensive income (loss)		6,673		(3,617)
Others (book value)		890		5,638
Ending balance		67,600		34,903
Share in net assets		65,007		34,083
Total assets		674,100		175,870
Total liabilities		511,582		90,662
Net assets		162,518		85,208
Investment differential		12,800		7,808
Intercompany transaction		(10,207)		(6,988)
Others (consolidated FS)		0		0
Sales of Associates		0		0
Profit (loss) for the period of Associates		682		(4,585)
Unrecognized equity interest		0		(2,537)
Accumulated unrecognized equity interest		₩ 0		₩ 0
Heang Bok Do Si Photovoltaic Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[2]	28.00%		28.00%
Acquisition cost		₩ 194		₩ 194
Book value
Beginning balance		187		181
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		15		6
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		202		187
Share in net assets		200		185
Total assets		2,630		2,782
Total liabilities		1,915		2,120
Net assets		715		662
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		2		2
Sales of Associates		455		451
Profit (loss) for the period of Associates		52		₩ 22
DS POWER Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities				Power generation
Location				KOREA
Book value
Beginning balance		₩ 0	[19]	₩ 7,190
Acquisition	[19]			0
Disposal	[19]			0
Dividends received	[19]			0
Share of income (loss)	[19]			(1,321)
Other comprehensive income (loss)	[19]			0
Others (book value)	[19]			(5,869)
Ending balance	[19]			₩ 0
Dongducheon Dream Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation	[20]	Power generation
Location		KOREA	[20]	KOREA
Percentage of ownership	[2]	33.61%	[20]	33.61%
Acquisition cost		₩ 148,105	[20]	₩ 111,134
Book value
Beginning balance		53,233	[21],[22]	46,876
Acquisition		36,971		0	[21],[22]
Disposal		0		0	[21],[22]
Dividends received		0		0	[21],[22]
Share of income (loss)		(13,824)		(10,980)	[21],[22]
Other comprehensive income (loss)		0
Others (book value)		6		17,337	[21],[22]
Ending balance		76,386	[20]	53,233	[21],[22]
Share in net assets		91,260		70,356
Total assets		1,512,510		1,575,175
Total liabilities		1,244,178		1,365,845
Net assets		268,332		209,330
Investment differential		1,757		0
Intercompany transaction		(4,049)		(4,409)
Others (consolidated FS)		(12,582)		(12,714)
Sales of Associates		828,430		813,440
Profit (loss) for the period of Associates		(22,864)		₩ (33,740)
KS Solar Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities				Power generation
Location				KOREA
Book value
Beginning balance		₩ 0		₩ 604
Acquisition				0
Disposal				(613)
Dividends received				0
Share of income (loss)				0
Other comprehensive income (loss)				9
Others (book value)				0
Ending balance				₩ 0
Jinbhuvish Power Generation Pvt. Ltd.
Disclosure of associates [Line Items]
Key operation activities	[5]	Power generation		Power generation
Location	[5]	INDIA		INDIA
Percentage of ownership	[2],[5]	5.16%		5.16%
Acquisition cost	[5]	₩ 9,000		₩ 9,000
Book value
Beginning balance		0	[5]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		0
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance	[5]	0		0
Share in net assets		2,586		2,704
Total assets		63,163		66,047
Total liabilities		13,044		13,640
Net assets		50,119		52,407
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(2,586)		(2,704)
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ 0		₩ 0
SE Green Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[2]	47.76%		47.76%
Acquisition cost		₩ 3,821		₩ 3,821
Book value
Beginning balance		3,476		3,525
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(110)		(49)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		3,366		3,476
Share in net assets		3,366		3,476
Total assets		7,048		7,278
Total liabilities		0
Net assets		7,048		7,278
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ (230)		₩ (103)
Daegu Photovoltaic Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 1,230		₩ 1,230
Book value
Beginning balance		1,718		1,700
Acquisition		0		0
Disposal		0		0
Dividends received		(128)		(349)
Share of income (loss)		412		367
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		2,002		1,718
Share in net assets		2,002		1,718
Total assets		16,828		17,262
Total liabilities		9,923		11,339
Net assets		6,905		5,923
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		3,695		3,714
Profit (loss) for the period of Associates		₩ 1,645		₩ 1,263
Jeongam Wind Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[2]	40.00%		40.00%
Acquisition cost		₩ 5,580		₩ 5,580
Book value
Beginning balance		3,763		4,000
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		826		(237)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		4,589		3,763
Share in net assets		4,589		3,763
Total assets		93,444		67,427
Total liabilities		81,971		58,019
Net assets		11,473		9,408
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		1,559		0
Profit (loss) for the period of Associates		₩ 2,154		₩ (580)
Shareholders' agreements that may cause future economic resource or cash outflows		In case non-controlling shareholders decide to dispose of their shares in Jeongam Wind Power Co., Ltd. after the construction of the power plant has been completed, the Company is obligated to acquire those shares at fair value		In case non-controlling shareholders decide to dispose of their shares in Jeongam Wind Power Co., Ltd. after the construction of the power plant has been completed, the Company is obligated to acquire those shares at fair value.
Korea Power Engineering Service Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Construction and service		Construction and service
Location		KOREA		KOREA
Percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 290		₩ 290
Book value
Beginning balance		3,659		2,810
Acquisition		0		0
Disposal		0		0
Dividends received		(218)		(191)
Share of income (loss)		929		1,030
Other comprehensive income (loss)		0		0
Others (book value)		(37)		10
Ending balance		4,333		3,659
Share in net assets		4,333		3,659
Total assets		18,609		15,738
Total liabilities		3,666		3,121
Net assets		14,943		12,617
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		20,809		22,283
Profit (loss) for the period of Associates		₩ 3,207		₩ 3,783
Busan Green Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 5,243		₩ 5,243
Book value
Beginning balance		7,363		13,803
Acquisition		0		0
Disposal		0		(9,320)
Dividends received		0		0
Share of income (loss)		5,037		2,884
Other comprehensive income (loss)		0
Others (book value)		137		(4)
Ending balance		12,537		7,363
Share in net assets		12,537		7,363
Total assets		195,227		193,253
Total liabilities		151,995		167,864
Net assets		43,232		25,389
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		77,011		34,280
Profit (loss) for the period of Associates		₩ 17,370		₩ 9,946
Gunsan Bio Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities	[5]	Power generation		Power generation
Location	[5]	KOREA		KOREA
Percentage of ownership	[2],[5]	18.87%		18.87%
Acquisition cost	[5]	₩ 1,000		₩ 1,000
Book value
Beginning balance		0	[5]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		0
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance	[5]	0		0
Share in net assets		(2,202)		(1,286)
Total assets		8,990		9,648
Total liabilities		20,660		16,462
Net assets		(11,670)		(6,814)
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		2,202		1,286
Sales of Associates		0		0
Profit (loss) for the period of Associates		(4,420)		(6,109)
Unrecognized equity interest		916		1,154
Accumulated unrecognized equity interest		₩ 2,202		₩ 1,286
Korea Electric Vehicle Charging Service
Disclosure of associates [Line Items]
Key operation activities		Electric vehicle charge service		Electric vehicle charge service
Location		KOREA		KOREA
Percentage of ownership	[2]	28.00%		28.00%
Acquisition cost		₩ 2,800		₩ 2,604
Book value
Beginning balance		1,749		1,103
Acquisition		196		1,008
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(352)		(362)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		1,593		1,749
Share in net assets		1,593		1,749
Total assets		15,019		14,650
Total liabilities		9,328		8,404
Net assets		5,691		6,246
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		8,615		8,399
Profit (loss) for the period of Associates		₩ (1,056)		₩ (1,295)
Ulleungdo Natural Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Renewable power generation		Renewable power generation
Location		KOREA		KOREA
Percentage of ownership	[2]	29.85%		29.85%
Acquisition cost		₩ 8,000		₩ 8,000
Book value
Beginning balance		6,370		6,894
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(1,749)		(524)
Other comprehensive income (loss)		0		0
Others (book value)		7		0
Ending balance		4,628		6,370
Share in net assets		4,629		6,370
Total assets		17,134		25,842
Total liabilities		1,625		4,501
Net assets		15,509		21,341
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(1)		0
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ (5,855)		₩ (1,758)
Korea Nuclear Partners Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Electric material agency		Electric material agency
Location		KOREA		KOREA
Percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 290		₩ 290
Book value
Beginning balance		383		248
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(208)		135
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		175		383
Share in net assets		175		383
Total assets		615		2,033
Total liabilities		12		711
Net assets		603		1,322
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		80		1,345
Profit (loss) for the period of Associates		₩ (707)		₩ 465
Tamra Offshore Wind Power Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[2]	27.00%		27.00%
Acquisition cost		₩ 8,910		₩ 8,910
Book value
Beginning balance		8,560		7,015
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		1,841		1,545
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		10,401		8,560
Share in net assets		10,401		8,560
Total assets		170,238		163,740
Total liabilities		131,717		132,036
Net assets		38,521		31,704
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		21,701		4,392
Profit (loss) for the period of Associates		₩ 4,077		₩ (191)
Korea Electric Power Corporation Fund
Disclosure of associates [Line Items]
Key operation activities	[23]	Developing electric enterprises		Developing electric enterprises
Location	[23]	KOREA		KOREA
Percentage of ownership	[2],[23]	98.09%		98.09%
Acquisition cost	[23]	₩ 51,500		₩ 51,500
Book value
Beginning balance		47,974	[23]	50,856
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(505)		(2,171)
Other comprehensive income (loss)		(280)		(711)
Others (book value)		0		0
Ending balance	[23]	47,189		47,974
Share in net assets		47,185		47,971
Total assets		48,280		49,170
Total liabilities		176		265
Net assets		48,104		48,905
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		4		3
Sales of Associates		1,315		666
Profit (loss) for the period of Associates		₩ (649)		₩ (2,213)
Energy Infra Asset Management Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities	[7]	Asset management		Asset management
Location	[7]	KOREA		KOREA
Percentage of ownership	[2],[7]	9.90%		9.90%
Acquisition cost	[7]	₩ 297		₩ 297
Book value
Beginning balance		476	[7]	259
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		189		217
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance	[7]	665		476
Share in net assets		665		476
Total assets		7,225		5,240
Total liabilities		507		431
Net assets		6,718		4,809
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		5,757		5,807
Profit (loss) for the period of Associates		₩ 2,193		₩ 2,203
Daegu clean Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities		Renewable power generation		Renewable power generation
Location		KOREA		KOREA
Percentage of ownership	[2]	28.00%		28.00%
Acquisition cost		₩ 140		₩ 140
Book value
Beginning balance		11		140
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		6		(129)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		17		11
Share in net assets		17		11
Total assets		389		252
Total liabilities		328		212
Net assets		61		40
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ (190)		₩ (460)
YaksuESS Co., Ltd
Disclosure of associates [Line Items]
Key operation activities		Installing ESS related equipment		Installing ESS related equipment
Location		KOREA		KOREA
Percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 210		₩ 210
Book value
Beginning balance		194		196
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		266		(2)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		460		194
Share in net assets		458		193
Total assets		7,525		7,105
Total liabilities		5,944		6,437
Net assets		1,581		668
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		2		1
Sales of Associates		2,094		381
Profit (loss) for the period of Associates		₩ 1,259		₩ (6)
Nepal Water & Energy Development Company Private Limited
Disclosure of associates [Line Items]
Key operation activities	[24]	Construction and operation of utility plant		Construction and operation of utility plant
Location	[24]	NEPAL		NEPAL
Percentage of ownership	[2],[24]	57.67%		62.13%
Acquisition cost	[24]	₩ 33,577		₩ 33,577
Book value
Beginning balance		30,498	[24]	18,667
Acquisition		0		15,009
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(770)		(677)
Other comprehensive income (loss)		1,233		(2,501)
Others (book value)		0		0
Ending balance	[24]	30,961		30,498
Share in net assets		29,529		28,860
Total assets		55,453		58,121
Total liabilities		4,249		11,670
Net assets		51,204		46,451
Investment differential		972		972
Intercompany transaction		0		0
Others (consolidated FS)		460		666
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ (984)		₩ (968)
Gwangyang Green Energy Co., Ltd
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[2]	20.00%		20.00%
Acquisition cost		₩ 2,000		₩ 2,000
Book value
Beginning balance		1,772		0
Acquisition		0		2,000
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(566)		(228)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		1,206		1,772
Share in net assets		1,188		1,754
Total assets		29,234		20,165
Total liabilities		23,293		11,393
Net assets		5,941		8,772
Investment differential		18		18
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		0		0
Profit (loss) for the period of Associates		₩ (2,831)		₩ 0
PND solar., Ltd
Disclosure of associates [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 1,250		₩ 1,250
Book value
Beginning balance		1,250		0
Acquisition		0		1,250
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(230)		0
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		1,020		1,250
Share in net assets		866		1,096
Total assets		42,283		10,508
Total liabilities		39,297		6,729
Net assets		2,986		3,779
Investment differential		154		154
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of Associates		1,094		0
Profit (loss) for the period of Associates		₩ (795)		₩ 0
Hyundai Eco Energy Co., Ltd.
Disclosure of associates [Line Items]
Key operation activities	[5]	Power generation
Location	[5]	KOREA
Percentage of ownership	[2],[5]	19.00%
Acquisition cost	[5]	₩ 3,610
Book value
Acquisition		3,610
Disposal		0
Dividends received		0
Share of income (loss)		(222)
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance	[5]	3,388
Share in net assets		3,174
Total assets		165,555
Total liabilities		148,852
Net assets		16,703
Investment differential		214
Intercompany transaction		0
Others (consolidated FS)		0
Sales of Associates		0
Profit (loss) for the period of Associates		(2,193)
Unrecognized equity interest		25,841
Accumulated unrecognized equity interest		₩ 25,841
YeongGwang Yaksu Wind Electric. Co., Ltd
Disclosure of associates [Line Items]
Key operation activities	[5]	Power generation
Location	[5]	KOREA
Percentage of ownership	[2],[5]	9.63%
Acquisition cost	[5]	₩ 533
Book value
Acquisition		533
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance	[5]	533
Share in net assets		233
Total assets		46,027
Total liabilities		43,606
Net assets		2,421
Investment differential		300
Intercompany transaction		0
Others (consolidated FS)		0
Sales of Associates		7,604
Profit (loss) for the period of Associates		₩ (493)
Shareholders' agreements that may cause future economic resource or cash outflows		As of December 31, 2018, YeongGwang Yaksu Wind Electric. Co., Ltd, an associate of the Company, which engages in the wind power generating business, entered into a project financing agreement with a limit of W46.8 billion with Hanwha Life Insurance Co., Ltd. and others.

[1]	The effective percentage of ownership is 21.57% considering treasury stocks.
[2]	The percentage of ownership shown above is after considering the treasury stocks and others.
[3]	The carrying amount of Korea Gas Corporation ("KOGAS") is KRW1,701,848 million as of December 31, 2018 and management has determined that there is objective evidence of impairment. As a result of the impairment test, the Company has not recognized any impairment loss as the value in use is greater than the carrying amount. The recoverable amount of KOGAS based on its value in use is calculated by considering the long-term natural gas supply and demand programs of future cash flows approved by Ministry of Trade, Industry & Energy and the discount rate of 4.80%.
[4]	The profit for the year ended December 31, 2018 is net of net income attributable to non-controlling interests.
[5]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company's financial and operating policy of the board of directors.
[6]	The effective percentage of ownership is 100%. However, the Government regulates the Company's ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company's other subsidiaries. The Company can exercise significant influence by its right to nominate directors to the board of directors of the entity.
[7]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity.
[8]	As of December 31, 2018, 15.64% of ownership of Hyundai Energy Co., Ltd. is held by NH Power ll Co., Ltd. and NH Bank. According to the shareholders' agreement reached on March 2011, not only does the Company have a call option to acquire the investment in Hyundai Energy Co., Ltd. from NH Power ll Co., Ltd. and NH Bank with a certain rate of return, NH Power ll Co., Ltd. and NH Bank also have put options to dispose of their investment to the Company. In connection with this agreement, the Company applied the equity method on the investment in Hyundai Energy Co., Ltd. with 46.30% of ownership.
[9]	As of December 31, 2017, 15.64% of ownership of Hyundai Energy Co., Ltd. is held by NH Power ll Co., Ltd. and NH Bank. According to the shareholders' agreement reached on March 2011, not only does the Company have a call option to acquire the investment in Hyundai Energy Co., Ltd. from NH Power ll Co., Ltd. and NH Bank with a certain rate of return, NH Power ll Co., Ltd. and NH Bank also have put options to dispose of their investment to the Company. In connection with this agreement, the Company applied the equity method on the investment in Hyundai Energy Co., Ltd. with 46.30% of ownership.
[10]	The effective percentage of ownership is 19.45% considering stock purchase options.
[11]	It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of KRW820 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2018.
[12]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its influence on the entity.
[13]	As of reporting date, the annual reporting period of all associates and joint ventures ends on December 31, except for Pioneer Gas Power Limited whose reporting period ends on March 31.
[14]	The effective percentage of ownership is less than 20% but the Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity and the fact that the dominant portion of the investee's sales transactions is generated from the Company.
[15]	The percentage of ownership decreased since the Company did not participate in the capital increase of Green Biomass Co., Ltd. during the period.
[16]	The Company's effective percentage of ownership excluding the redeemable convertible preferred stock is 25.54%.
[17]	It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of KRW3,440 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2017.
[18]	It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of KRW7,087 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2018.
[19]	'Others' include KRW4,438 million of assets held-for-sale (note 45), and also include KRW1,439 million of available-for-sale financial assets which is reclassified due to loss of significant influence.
[20]	The effective percentage of ownership is 34.01% considering redeemable convertible preferred stock.
[21]	'Others' include KRW41,170 million of assets held-for-sale (note 45).
[22]	It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of KRW23,798 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2017.
[23]	The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. For this reason, the entity is classified as an associate.
[24]	The effective percentage of ownership is more than 50% but the Company does not hold control over the entity according to the shareholders' agreement. For this reason, the entity is classified as an associate.